NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that were offered as of March 31, 2019, each of which is non-diversified. This report includes information for the three months ended March 31, 2019 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior

Loan ETF is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2019, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2019 is as follows:

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks
Communication Services	$23,208,060	$23,208,060	$—	$—
Consumer Discretionary	21,841,770	21,841,770	—	—
Energy	8,079,740	8,079,740	—	—
Financial	18,747,570	18,747,570	—	—
Financials	4,431,000	4,431,000	—	—
Healthcare	23,631,850	23,631,850	—	—
Industrials	17,715,795	17,715,795	—	—
Information Technology	92,615,469	92,615,469	—	—
Real Estate	4,592,180	4,592,180	—	—
Telecommunication Services	3,132,000	3,132,000	—	—
Registered Investment Companies	6,891,464	6,891,464	—	—
Purchased Put Options	1,493,798	1,493,798	—	—
Purchased Call Options	142,450	142,450	—	—
Cash Equivalents	466,415	466,415	—	—

Total Assets	226,989,561	226,989,561	—	—

Liabilities
Securities Sold Short
Common Stocks
Communication Services	(1,644,000)	(1,644,000)	—	—
Consumer Discretionary	(6,370,760)	(6,370,760)	—	—
Financials	(3,981,150)	(3,981,150)	—	—
Industrials	(9,143,090)	(9,143,090)	—	—
Information Technology	(22,137,950)	(22,137,950)	—	—
Telecommunication Services	(1,539,000)	(1,539,000)	—	—
Exchange Traded Funds	(9,696,310)	(9,696,310)	—	—

Total Liabilities	(54,512,260)	(54,512,260)	—	—

Total	$172,477,301	$172,477,301	$—	$—

* See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Healthcare
Biotechnology	$13,586,196	$13,586,196	$—	$—
Healthcare Equipment & Supplies	3,537,686	3,537,686	—	—
Healthcare Facilities	586,200	586,200	—	—

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Healthcare Services	2,594,260	2,594,260	—	—
Healthcare Technology	579,300	579,300	—	—
Life Sciences Tools & Services	1,834,080	1,834,080	—	—
Managed Healthcare	1,197,000	1,197,000	—	—
Pharmaceuticals	10,198,011	9,344,304	—	14,508
Preferred Stock
Healthcare
Healthcare Technology	1,643,477	—	—	1,643,477
Purchased Call Options	995,750	995,750	—	—
Warrants
Healthcare
Biotechnology	30,859	—	30,859	—
Pharmaceuticals	74,716	—	74,716	—
Rights
Healthcare
Healthcare Equipment & Supplies	714	714	—	—
Cash Equivalents	13,144,791	13,144,791	—	—

Total Assets	50,003,040	47,400,281	105,575	1,657,985

Liabilities
Securities Sold Short
Common Stocks
Healthcare
Biotechnology	$(3,437,440)	$(3,437,440)	$—	$—
Healthcare Equipment & Supplies	(2,204,615)	(2,204,615)	—	—
Healthcare Services	(432,600)	(432,600)	—	—
Healthcare Technology	(1,649,125)	(1,649,125)	—	—
Life Sciences Tools & Services	(388,500)	(388,500)	—	—
Pharmaceuticals	(934,299)	(405,900)	—	—

Total Liabilities	(9,046,579)	(8,518,180)	—	—

Total	$40,956,461	$38,882,101	$105,575	$1,657,985

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks
Consumer Discretionary	$1,509,879	$1,509,879	$—	$—
Financials	16,015,605	16,015,605	—	—
Health Care	3,433,917	3,433,917	—	—
Industrials	866,000	866,000	—	—
Information Technology	9,534,593	9,534,593	—	—
Materials	91,400	91,400	—	—
Real Estate	260,233	260,233	—	—
Cash Equivalents	181,584	181,584	—	—
Other Financial Instruments
Swaps	104,269	—	104,269	—

Total Assets	31,997,480	31,893,211	104,269	—

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities
Securities Sold Short
Common Stocks
Communication Services	(78,056)	(78,056)	—	—
Financials	(13,053,448)	(13,053,448)	—	—
Health Care	(618,560)	(618,560)	—	—
Information Technology	(3,381,794)	(3,381,794)	—	—
Materials	(1,601,638)	(1,601,638)	—	—
Real Estate	(261,786)	(261,786)	—	—

Total Liabilities	(18,995,282)	(18,995,282)	—	—

Total	$13,002,198	$12,897,929	$104,269	$—

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Communication Services	$2,729,528	$—	$1,790,000	$939,528
Energy	4,037,420	—	4,037,420	—
Financial	1,522,598	—	1,522,598	—
Healthcare	678,134	—	678,134	—
Housing	929,802	—	929,802	—
Information Technology	551,668	—	551,668	—
Manufacturing	640,200	—	640,200	—
Retail	4,288,666	—	4,288,666	—
Service	1,477,500	—	1,477,500	—
Transportation	613,521	—	613,521	—
Utilities	1,642,761	—	1,642,761	—
Common Stocks
Chemicals	3,170,035	3,170,035	—	—
Communication Services	1,451,521	—	—	1,451,521
Energy	91	91	—	—
Financial	1,701	1,701	—	—
Information Technology	710,680	710,680	—	—
Materials	810,183	—	—	810,183
Media	869,502	471,306	—	398,196
Utilities	3,742,385	3,742,385	—	—
Collateralized Loan Obligations	2,161,998	—	2,161,998	—
Corporate Bonds & Notes
Energy	254,334	—	86,181	168,153
Healthcare	819,000	—	819,000	—
Information Technology	—	—	—	—
Utilities	110,286	—	110,286	—
Preferred Stock	964,408	—	964,408	—
Rights	191,600	—	191,600	—
Warrants
Financial	193	—	193	—
Information Technology	33,746	—	33,746	—
Foreign Corporate Bonds & Notes	—	—	—	—
Cash Equivalents	9,535,417	—	9,535,417	—

Total Assets	43,938,878	8,096,198	32,075,099	3,767,581

Total	$43,938,878	$8,096,198	$32,075,099	$3,767,581

Amounts designated as “—” are $0.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2019. The Long/Short Equity Fund and Merger Arbitrage Fund had no Level 3 assets as of March 31, 2019.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

	Balance as of June 30, 2018	Net Transfers into Level 3	Net Transfers Out of Level 3	Accrued Discounts (Premium)	Realized Gains (Losses)	Change Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2019
Highland Long/Short Healthcare Fund
Preferred Stock	$3,195,649	—	—	—	—	(1,552,172)	—	—	—	1,643,477
Common Stock	—	—	—	—	—	—	14,508	—	—	14,508

Total	$3,195,649	—	—	—	—	(1,552,172)	14,508	—	—	1,657,985

	Balance as of June 30, 2018	Net Transfers into Level 3	Net Transfers Out of Level 3	Accrued Discounts (Premium)	Realized Gains (Losses)	Change Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2019
Highland Opportunistic Credit Fund
U.S. Senior Loan
Communication Services	862,883	—	—	(52)	—	895	75,802	—	939,528	895
Common Stock
Communication Services	1,330,620	—	—	—	—	(34,354)	—	—	1,451,521	(34,354)
Materials	2,237,436	—	—	—	—	(480,127)	—	—	810,183	(480,127)
Media	372,856	—	—	—	—	25,340	—	—	398,196	25,340

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

	Balance as of June 30, 2018	Net Transfers into Level 3	Net Transfers Out of Level 3	Accrued Discounts (Premium)	Realized Gains (Losses)	Change Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2019
Utilities	26,975	—	—	—	—	8,305	—	(35,280)	—	8,305
Corporate Bonds & Notes
Energy	168,153	—	—	—	—	—	—	—	168,153	—
Foreign Corporate Bonds & Notes
Netherlands	—	—	—	—	—	—	—	—	—	—
Warrants
Information Technology	36,498	—	(28,291)	—	—	(8,207)	—	—	—	(8,207)

Total	5,035,421	—	(28,291)	(52)	—	(488,148)	75,803	(35,280)	3,767,581	(488,148)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stocks	$1,643,477	Multiples Analysis	Multiple of NFY+2 Total Revenue	2.0x – 2.5x
Common Stocks	14,508	Intrinsic	N/A	N/A

Total	$1,657,985

Highland Opportunistic Credit Fund

Category	Market Value at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$2,659,900	Multiples Analysis	Unadjusted Price/MHz-PoP	$0.12 - $0.95
			Risk Discount	39.0% - 42.3%
			Multiple of EBITDA	6.50x - 7.75x
		Discounted Cash Flow	Discount Rate	11.0 - 15.0%
			Terminal Multiple	6.75x
		Transaction Analysis	Multiple of EBITDA	7.25x - 7.75x
		Transaction Indication of Value	Enterprise Value ($mm)	$365.0 - $771.0
		Net Asset Value	N/A	N/A

U.S. Senior Loans	939,528	Discounted Cash Flow	Discount Rate	11.1%
			Spread Adjustment	0.1%

Corporate Bonds	168,153	Liquidation Analysis	Claim Amount: Percent of Par	6.9%

Total	$3,767,581

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

The significant unobservable input used in the fair value measurement of the Long/Short Healthcare Fund’s preferred stock is the revenue multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Opportunistic Credit Fund’s bank loans securities are: spread adjustment and discount rate. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The significant unobservable inputs used in the fair value measurement of the Opportunistic Credit Fund’s common equity securities are: multiple of EBITDA, price/MHz-PoP multiple, risk discount, illiquidity discount, discount rate and terminal multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the risk discount is accompanied by a directionally opposite change in the assumption for the price/MHz-PoP multiple.

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 16.7% to as high as 80% for Opportunistic Credit Fund, and as low as 20% to as high as 80% for Long/Short Healthcare Fund as of March 31, 2019. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for the respective Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At March 31, 2019, the Long/Short Equity Fund and Merger Arbitrage Fund held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. Long/Short Equity Fund and Merger Arbitrage Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts classified as restricted cash. As of the period ended March 31, 2019, the Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Funds I

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of March 31, 2019, each of the Long/Short Equity Fund and the Merger Arbitrage Fund was a party to open swap contracts having a net fair value of $(133,379) and $278,061, respectively.

As of period ended March 31, 2019, the Long/Short Equity Fund, Long/Short Healthcare Fund and Opportunistic Credit Fund did not invest in swap contracts.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of March 31, 2019:

Highland Long/Short Equity Fund

Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2019	Shares at March 31, 2019	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	314,174	$6,581,955	$1,087,660	$—	$—	$(778,151)	$6,891,464	374,333	$1,071,250

Total	314,174	$6,851,955	$1,087,660	$—	$—	$(778,151)	$6,891,464	374,333	$1,071,250

Highland Opportunistic Credit Fund
Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2019	Shares at March 31, 2019	Affiliated Income
Other Affiliates
Gambier Bay LLC	2,895,971	$372,856	$—	$—	$—	$25,340	$398,196	2,895,971	$—

The Highland Long/Short Healthcare Fund and the Highland Merger Arbitrage Fund did not have any affiliated issuers as of March 31, 2019.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.